Offerings	Feb. 11, 2026 USD ($) shares $ / shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	7,830,000
Proposed Maximum Offering Price per Unit | $ / shares	10.75
Maximum Aggregate Offering Price	$ 84,172,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 11,624.22
Offering Note	Represents the total number of ordinary shares of Cayson Acquisition Corp outstanding as of immediately prior to the closing of the Business Combination. Comprised of (A) 6,000,000 public shares, (B) 1,500,000 founder shares, (C) 100,000 EBC founder shares, and (D) 230,000 shares underlying private units.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457a) based on the average of the high and low prices for Cayson Acquisition Corp ordinary shares on Nasdaq on February 5, 2026 of $10.75.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Ordinary Shares, par value US$0.0001 per share
Amount Registered | shares	623,000
Proposed Maximum Offering Price per Unit | $ / shares	10.75
Maximum Aggregate Offering Price	$ 6,697,250
Fee Rate	0.01381%
Amount of Registration Fee	$ 924.89
Offering Note	Represents the total number of shares underlying the Rights included in public units and private units of Cayson Acquisition Corp. Comprised of (A) 600,000 shares converted from the 6,000,000 public rights and (B) 23,000 shares converted from the 230,000 rights underlying private units.Estimated solely for purposes of calculating the registration fee in accordance with Rule 457(a)) based on the average of the high and low prices for Cayson Acquisition Corp ordinary shares on Nasdaq on February 5, 2026 of $10.75.